Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
5.	Stock-Based Compensation

2016 Stock Option and Incentive Plan

On February 3, 2016, the Company’s stockholders approved the 2016 Stock Option and Incentive Plan (the “2016 Plan”), which became effective on February 9, 2016. The 2016 Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock units, restricted stock awards and other stock-based awards. The number of shares initially reserved for issuance under the 2016 Plan is 1,581,839 shares. The number of shares of common stock that may be issued under the 2016 Plan will automatically increase on each January 1, beginning on January 1, 2017, by the lesser of 3% of the shares of the Company’s common stock outstanding on the immediately preceding December 31 or an amount determined by the Company’s board of directors or the compensation committee of the board of directors. The shares of common stock underlying any awards that are forfeited, canceled, repurchased or are otherwise terminated by the Company under the 2016 Plan and the 2008 Plan will be added back to the shares of common stock available for issuance under the 2016 Plan.

2016 Employee Stock Purchase Plan

On February 3, 2016, the Company’s stockholders approved the 2016 Employee Stock Purchase Plan (the “2016 ESPP”), which became effective in connection with the completion of the Company’s initial public offering. A total of 138,757 shares of common stock were reserved for issuance under this plan. In addition, the number of shares of common stock that may be issued under the 2016 ESPP will automatically increase on each January 1, beginning on January 1, 2017 and ending on January 1, 2026, by the least of (i) 138,757 shares of common stock, (ii) 1% of the Company’s shares of common stock outstanding on the immediately preceding December 31 and (iii) an amount determined by the Company’s board of directors or the compensation committee of the board of directors.

Stock-Based Compensation

The Company grants stock-based awards under the 2016 Plan and is authorized to issue common stock under the 2016 ESPP. The Company also has outstanding stock options under its 2008 Equity Incentive Plan but is no longer granting awards under this plan. As of June 30, 2016, 1,284,444 shares of common stock were available for issuance under the 2016 Plan. As of June 30, 2016, 138,757 shares of common stock were available for issuance to participating employees under the 2016 ESPP. Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Research and development	$148	$(452)	$232	$(61)
General and administrative	349	52	573	99

	$497	$(400)	$805	$38

Prior to 2013, the Company issued options to purchase 203,964 shares of common stock to non-employees, primarily members of the Company’s scientific advisory board, that vest upon the achievement of specified development and clinical milestones. As of June 30, 2016, options for the purchase of 83,250 shares held by non-employees remained unvested, pending achievement of the specified milestones, and had an aggregate fair value of $829. During the six months ended June 30, 2016 and 2015, the Company did not grant any options to non-employees. For the three and six months ended June 30, 2016 the Company did not record any stock-based compensation expense for options granted to non-employees prior to 2013. For the three and six months ended June 30, 2015 the Company recorded stock-based compensation expense for options granted to non-employees prior to 2013 of $(472) and $(100), respectively.

Stock-based compensation expense for the three months ended June 30, 2015 was reduced by $478 for the cumulative correction of immaterial errors associated with the recognition of stock-based compensation for certain stock options with performance-based vesting conditions. Of this amount, $168 related to years prior to 2015 and $310 related to the three months ended March 31, 2015. Based upon its evaluation of relevant factors, the Company concluded that the uncorrected errors in its previously issued financial statements for any of the periods affected are immaterial and that the impact of recording the cumulative correction during the six months ended June 30, 2015 is not material to the Company’s results for the year ending December 31, 2015.

10.	Stock-Based Compensation

2008 Equity Incentive Plan

The Company’s 2008 Equity Incentive Plan, as amended, (the “2008 Plan”) provides for the Company to sell or issue common stock or restricted common stock, or to grant incentive stock options or nonqualified stock options for the purchase of common stock, to employees, members of the board of directors and consultants of the Company. The 2008 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years.

The total number of shares of common stock that may be issued under the 2008 Plan was 1,650,975 shares and 3,732,343 shares as of December 31, 2015 and 2014, respectively, of which 492,692 shares and 2,622,404 shares remained available for future grant at December 31, 2015 and 2014, respectively. In May 2015, the Company effected a decrease in the number of shares of common stock reserved for issuance under the 2008 Plan from 3,732,343 shares to 1,650,975 shares.

Vesting periods are determined at the discretion of the board of directors. Stock options granted to employees and directors typically vest over four years. Stock options granted to non-employees typically vest over periods ranging from six months to four years, depending on the period during which the services are being provided. The Company measures and records the value of these options over the period of time services are provided and, as such, unvested portions are subject to remeasurement at subsequent reporting periods.

During the years ended December 31, 2015, 2014 and 2013, the Company granted options to purchase 233,152 shares, 501,724 shares and 143,665 shares, respectively, of common stock to employees and directors. The Company recorded stock-based compensation expense for options granted to employees and directors of $470, $203 and $217 during the years ended December 31, 2015, 2014 and 2013, respectively.

Prior to 2013, the Company issued options to purchase 203,964 shares of common stock to non-employees, primarily members of the Company’s scientific advisory board, that vest upon the achievement of specified development and clinical milestones. As of December 31, 2015, options for the purchase of 83,250 shares held by non-employees remained unvested, pending achievement of the specified milestones, and had an aggregate fair value of $715. During the years ended December 31, 2015, 2014 and 2013, the Company did not grant any options to non-employees. For the years ended December 31, 2015, 2014 and 2013 the Company recorded stock-based compensation expense for options granted to non-employees prior to 2013 of $(111), $71 and $98, respectively.

Stock-based compensation expense for the three months ended June 30, 2015 was reduced by $478 for the cumulative correction of immaterial errors associated with the recognition of stock-based compensation for certain stock options with performance-based vesting conditions. Of this amount, $168 related to years prior to 2015 and $310 related to the three months ended March 31, 2015. Based upon its evaluation of relevant factors, the Company concluded that the uncorrected errors in its previously issued financial statements for any of the periods affected are immaterial and that the impact of recording the cumulative correction during the six months ended June 30, 2015 is not material to the Company’s results for the year ending December 31, 2015.

2016 Equity Incentive Plan

On February 3, 2016, the Company’s stockholders approved the 2016 Stock Option and Incentive Plan (the “2016 Plan”), which will become effective upon the day immediately prior to the date that the registration statement for the Company’s initial public offering is declared effective (see Note 17).

One-time stock option grant to non-employee

On October 28, 2015, the Company made a one-time grant of options to a non-employee to purchase 9,250 shares of our common stock with an exercise price of $2.38 per share which were granted outside of the 2008 Stock Option Plan. The options were fully vested upon the grant date as such the Company calculated the fair value of the options on the date of the grant. The Company calculated fair value at $12.23 per option utilizing the Black-Scholes option pricing model with the following inputs used to determine the fair value (i) Risk-free interest rate of 0.0%; (ii) Expected term (in years) of 0.08 years; (iii) Expected volatility of 60.28% and (iv) Expected dividend yield of 0.0%. The Company recognized $113 of stock compensation expense within general and administrative expenses for the year ended December 31, 2015. The Company received cash proceeds of $22 for the option exercise during the year ended December 31, 2015. The aggregate intrinsic value of the stock option exercised during the year ended December 31, 2015 was $114.

Stock Option Valuation

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2015	2014	2013
Risk-free interest rates	1.68%	1.93%	0.97%
Expected term (in years)	5.99	6.04	5.93
Expected volatility	56.86%	60.16%	60.45%
Expected dividend yield	—	—	—

Stock Options

The following table summarizes the Company’s stock option activity since December 31, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(Years)
Outstanding at December 31, 2014	972,600	$2.76	7.90	$250
Granted	233,152	13.18
Exercised	(41,601)	1.80
Forfeited	(184,817)	2.29

Outstanding at December 31, 2015	979,334	$5.38	7.86	$9,141

Vested and expected to vest at December 31, 2015	896,084	$5.65	8.10	$8,115

Options exercisable at December 31, 2015	391,145	$3.01	7.03	$4,576

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during the year ended December 31, 2015 and 2014 was $175 and $248, respectively.

The Company received cash proceeds from the exercise of stock options of $95, $177 and $16 during the years ended December 31, 2015, 2014 and 2013.

The weighted average grant-date fair value of stock options granted during the years ended December 31, 2015, 2014 and 2013 was $7.13, $1.91 and $1.32, respectively.

The total fair value of options vested during the years ended December 31, 2015, 2014 and 2013 was $506, $183 and $262, respectively.

Stock-based Compensation

Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2015	2014	2013
Research and development	$72	$161	$152
General and administrative	400	113	163

	$472	$274	$315

As of December 31, 2015 and 2014, total unrecognized compensation cost related to the unvested stock-based awards was $1,921 and $828, respectively, which is expected to be recognized over weighted average periods of 3.17 years and 3.44 years, respectively.